Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Translation Differences [Member]	Other Reserves [Member] [1]	Non-controlling Interests [Member]
Balance (Restatement Adjustment [Member]) at Dec. 31, 2017	$ 921,158	$ 1,424	$ 1,140,794	$ 0	$ (226,821)	$ 85	$ 5,676	$ 0
Balance (Impact of transition of IFRS 15 [Member]) at Dec. 31, 2017	(4,734)	0	0	0	(4,734)	0	0	0
Balance at Dec. 31, 2017	925,892	$ 1,424	1,140,794	0	(222,087)	85	5,676	0
Balance (in shares) (Restatement Adjustment [Member]) at Dec. 31, 2017		142,417,407
Balance (in shares) at Dec. 31, 2017		142,417,407
Changes in equity
Profit/(loss) for the year	(46,927)	$ 0	0	0	(46,927)	0	0	0
Other comprehensive income/(loss)	(201)	0	0	0	(148)	(53)	0	0
Total comprehensive income/(loss) for the period net of tax	(47,128)	0	0	0	(47,075)	(53)	0	0
Cash dividends declared and paid	(11,487)	0	0	0	(11,487)	0	0	0
Purchase of treasury shares	(5,026)	$ 0	0	(5,026)	0	0	0	0
Purchase of treasury shares (in shares)		0
Retirement of treasury shares	0	$ (9)	(3,654)	3,662	0	0	0	0
Retirement of treasury shares (in shares)		(892,497)
Issuance of convertible bonds	3,165	$ 0	3,165	0	0	0	0	0
Purchase of convertible bonds	(1,613)	0	(1,613)	0	0	0	0	0
Compensation related to options and restricted stock	2,599	$ 12	6,414	0	0	0	(3,827)	0
Compensation related to options and restricted stock (in shares)		1,175,136
Balance at Dec. 31, 2018	861,668	$ 1,427	1,145,107	(1,364)	(285,383)	32	1,848	0
Balance (in shares) at Dec. 31, 2018		142,700,046
Changes in equity
Profit/(loss) for the year	73,680	$ 0	0	0	73,679	0	0	2
Other comprehensive income/(loss)	265	0	0	0	224	42	0	0
Total comprehensive income/(loss) for the period net of tax	73,946	0	0	0	73,903	42	0	2
Cash dividends declared and paid	(28,685)	0	0	0	(28,685)	0	0	0
Purchase of treasury shares	(3,248)	$ 0	0	(3,248)	0	0	0	0
Purchase of treasury shares (in shares)		0
Retirement of treasury shares	0	$ (11)	(4,602)	4,612	0	0	0	0
Retirement of treasury shares (in shares)		(1,061,241)
Adjustment related to non-controlling interest	3	$ 0	0	0	0	0	0	3
Conversion of convertible bonds	26,435	$ 44	26,391	0	0	0	0	0
Conversion of convertible bonds (in shares)		4,390,025
Compensation related to options and restricted stock	2,331	$ 8	2,640	0	0	0	(317)	0
Compensation related to options and restricted stock (in shares)		790,571
Balance at Dec. 31, 2019	932,449	$ 1,468	1,169,537	0	(240,165)	73	1,531	5
Balance (in shares) at Dec. 31, 2019		146,819,401
Changes in equity
Profit/(loss) for the year	266,281	$ 0	0	0	266,266	0	0	14
Other comprehensive income/(loss)	(45)	0	0	0	(141)	95	0	0
Total comprehensive income/(loss) for the period net of tax	266,235	0	0	0	266,125	95	0	14
Cash dividends declared and paid	(214,669)	0	0	0	(214,669)	0	0	0
Conversion of convertible bonds	119,818	$ 234	119,584	0	0	0	0	0
Conversion of convertible bonds (in shares)		23,377,397
Compensation related to options and restricted stock	5,106	$ 6	2,383	0	0	0	2,717	0
Compensation related to options and restricted stock (in shares)		601,530
Balance at Dec. 31, 2020	$ 1,108,940	$ 1,708	$ 1,291,505	$ 0	$ (188,709)	$ 169	$ 4,248	$ 19
Balance (in shares) at Dec. 31, 2020		170,798,328

[1]	Other reserves are related to share-based payments.